	Statement of Investments -- September 30, 2026

Common Stocks-- 110.71%	Description	Shares	Value
Auto & Truck Dealerships-- 0.77%	LITHIA MTRS INC	10,759	3,139,799
Auto Parts-- 1.17%	ALLISON TRANSMISSION	42,290	4,789,765
Banks - Diversified-- 4.00%	WELLS FARGO & CO NEW	106,400	8,517,320
	BANK OF AMERICA CORP	117,500	6,395,525
	JPMORGAN CHASE & CO	4,380	1,449,035
			16,361,880
Capital Markets-- 5.11%	GOLDMAN SACHS GROUP INC	23,200	20,888,352
Computer Hardware-- 0.24%	ARISTA NETWORKS INC NEW (1)	4,831	983,543
Credit Services-- 0.44%	VISA INC CLASS A	5,004	1,798,087
Drug Manufacturers-- 0.73%	ELI LILLY & CO	2,565	2,967,910
Drug Manufacturers-Specialty & Generic-- 0.60%	NEUROCRINE BIOSCIENCES (1)	17,165	2,434,684
Electronic Componets-- 0.02%	SANMINA CORP (1)	438	94,131
Engineering & Construction-- 3.53%	COMFORT SYS USA INC	8,720	14,423,665
Entertainment-- 0.62%	NETFLIX INC (1)	36,623	2,548,228
Financial Date & Exchanges-- 0.47%	S&P GLOBAL INC	4,870	1,921,069
Footwear & Accessories-- 0.61%	ON HOLDING AG (1)	84,100	2,490,201
Healthcare Plans-- 2.47%	THE CIGNA GROUP	30,710	8,347,899
	UNITEDHEALTH GROUP	4,754	1,745,098
			10,092,998
Internet Content & Information-- 11.85%	ALPHABET INC VOTING	99,900	34,373,592
	META PLATFORMS INC	19,400	14,068,492
			48,442,084
Internet Retail-- 2.78%	AMAZON COM INC (1)	33,263	8,287,476
	MAPLEBEAR INC (1)	59,240	2,554,429
	ALIBABA GRP HLDG LTD ADR	4,900	526,946
			11,368,851
Medical Instruments & Supplies-- 1.60%	ALIGN TECH INC (1)	44,925	6,529,849
Oil & Gas Equipment & Services-- 1.54%	SLB LTD	129,000	6,284,880
Oil & Gas Integrated-- 6.40%	EXXONMOBIL HLDGS CORP	160,800	26,170,200
Resorts & Casinos-- 0.80%	VAIL RESORTS INC	23,708	3,252,263
Semiconductor Equipment & Materials-- 11.87%	APPLIED MATERIALS INC	88,236	45,122,126
	QNITY ELECTRONICS	26,970	3,391,208
			48,513,333
Semiconductors-- 39.29%	MICRON TECHNOLOGY INC	71,628	76,291,699
	MARVELL TECHNOLOGY INC	130,800	34,558,668
	ADVANCED MICRO	54,000	33,035,040
	TAIWAN SEMICONDUCTOR	36,550	16,673,745
			160,559,152
Software-- 1.90%	UBER TECHNOLOGIES (1)	113,103	7,748,687
Software - Infrastructure-- 7.96%	TWILIO INC (1)	44,000	12,868,240
	DIGITALOCEAN HOLDINGS (1)	87,600	11,684,964
	ZETA GLOBAL HOLDINGS (1)	253,163	7,992,356
			32,545,560
Specialty Chemicals-- 0.57%	DUPONT DE NEMOURS INC	17,980	2,335,422
Tobacco-- 0.70%	BRITISH AMERN TOB PLC	52,500	2,856,000
Travel Services-- 2.66%	AIRBNB INC (1)	58,885	9,459,875
	BOOKING HLDGS INC	8,698	1,416,991
			10,876,866
	Common Stocks (cost: $158,562,475)		452,417,460
Exchange Traded Funds-- 2.02%
Small-Cap Core-- 2.02%	ISHARES RUSSELL 2000 ETF	29,705	8,254,722
	Exchange-Traded Funds (cost: $6,480,848)		8,254,722
Short-Term Investments-- 8.29%
Money Market-- 8.29%	Fidelity MM Treasury (3.79%)		3,545,080
	JPMorgan Prime (3.89%)		30,322,773
	Short-Term Investments (cost: $33,867,853)		33,867,853

	Total Investments (cost: $198,911,177)		494,540,036

	Net Assets at September 30, 2026		408,642,892